Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

 FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Forward exchange contracts	$32,070	$104,308	$3,487
Swap contracts	1,557,714	56,561	1,891
Call option (Note 30)	—	24,556	821
Non-derivative financial assets
Quoted ordinary shares	5,151,255	3,460,123	115,685
Open-end mutual funds	581,800	662,290	22,143

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Private-placement funds	$200,123	$603,718	$20,184
Unquoted preferred shares	275,000	377,440	12,619
Hybrid financial assets
Private-placement convertible bonds	100,496	—	—
	7,898,458	5,288,996	176,830
Current	7,262,227	4,127,566	137,999

Non-current	$636,231	$1,161,430	$38,831

	December 31
	2018	2019
	NT$	NT$	US$ (Note 4)

Financial liabilities held for trading

Derivative instruments (non-designated hedging)
Swap contracts	$29,058	$862,581	$28,839
Forward exchange contracts	7,597	110,990	3,711
	$36,655	$973,571	$32,550

At each balance sheet date, the outstanding swap contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2018

Sell NT$/Buy US$	2019.01-2019.12	NT$49,570,469/US$1,687,400
Sell US$/Buy CNY	2019.01	US$50,292/CNY349,800
Sell US$/Buy JPY	2019.01	US$54,203/JPY6,090,000
Sell US$/Buy NT$	2019.01	US$208,800/NT$6,423,242

December 31, 2019

Sell NT$/Buy US$	2020.01-2020.12	NT$50,241,799/US$1,660,000
Sell US$/Buy CNY	2020.02	US$49,666/CNY349,800
Sell US$/Buy JPY	2020.02-2020.03	US$45,878/JPY5,000,000
Sell US$/Buy KRW	2020.01	US$28,000/KRW32,454,800
Sell US$/Buy MYR	2020.01	US$11,000/MYR45,507
Sell US$/Buy NT$	2020.01	US$189,960/NT$5,719,478

At each balance sheet date, the outstanding forward exchange contracts not accounted for hedge accounting were as follow:

Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2018

Sell NT$/Buy US$	2019.01-2019.02	NT$2,453,540/US$80,000
Sell US$/Buy CNY	2019.01	US$29,000/CNY200,108
Sell US$/Buy EUR	2019.01	US$4,103/EUR3,600
Sell US$/Buy JPY	2019.01-2019.02	US$37,733/JPY4,231,754
Sell US$/Buy MYR	2019.01-2019.02	US$14,000/MYR58,430
Sell US$/Buy SGD	2019.01-2019.02	US$13,400/SGD18,391

December 31, 2019

Sell CNY/Buy US$	2020.01-2020.02	CNY2,224,491/US$316,896
Sell HKD/Buy US$	2020.01	HKD1,705,281/US$218,297
Sell NT$/Buy US$	2020.01	NT$2,275,860/US$75,000
Sell US$/Buy CNY	2020.01-2020.03	US$109,000/CNY767,277
Sell US$/Buy JPY	2020.01-2020.04	US$87,398/JPY9,509,491
Sell US$/Buy MYR	2020.01-2020.05	US$26,000/MYR108,330
Sell US$/Buy NT$	2020.01-2020.02	US$170,000/NT$5,142,441
Sell US$/Buy SGD	2020.01-2020.02	US$8,600/SGD11,691